Employee compensation and benefits - Fair value of plan assets by asset classes (Details) - Pension Plan - Principal plan - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	£ 337	£ 405
- equities	3	8
– property	3	0
– pooled investment vehicle	0	0
– other	129	198
Fixed interest rate [member]
Disclosure of fair value of plan assets [line items]
– bonds	196	173
Floating interest rate [member]
Disclosure of fair value of plan assets [line items]
– bonds	6	26
Other Interest Rates
Disclosure of fair value of plan assets [line items]
– bonds	0	0
HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
- equities	0	0
– property	0	0
– pooled investment vehicle	0	0
– other	0	0
HSBC Bank plc | Fixed interest rate [member]
Disclosure of fair value of plan assets [line items]
– bonds	0	0
HSBC Bank plc | Floating interest rate [member]
Disclosure of fair value of plan assets [line items]
– bonds	0	0
HSBC Bank plc | Other Interest Rates
Disclosure of fair value of plan assets [line items]
– bonds	0	0
Quoted market price in active market
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	312	352
- equities	3	8
– property	0	0
– pooled investment vehicle	0	0
– other	107	145
Quoted market price in active market | Fixed interest rate [member]
Disclosure of fair value of plan assets [line items]
– bonds	196	173
Quoted market price in active market | Floating interest rate [member]
Disclosure of fair value of plan assets [line items]
– bonds	6	26
Quoted market price in active market | Other Interest Rates
Disclosure of fair value of plan assets [line items]
– bonds	0	0
No quoted market price in active market
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	25	53
- equities	0	0
– property	3	0
– pooled investment vehicle	0	0
– other	22	53
No quoted market price in active market | Fixed interest rate [member]
Disclosure of fair value of plan assets [line items]
– bonds	0	0
No quoted market price in active market | Floating interest rate [member]
Disclosure of fair value of plan assets [line items]
– bonds	0	0
No quoted market price in active market | Other Interest Rates
Disclosure of fair value of plan assets [line items]
– bonds	£ 0	£ 0